Related party transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

15. Related party transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Consulting Fees and Salaries	$264,208	$474,185

At March 31, 2025 and March 31, 2024, $46,100 and $89,324 respectively is owed to key management personnel with all amounts included in accounts payable and accrued liabilities due to cash preservation efforts.

Sprott Transactions

In January 2025, the Company drew $11,000,000 on the Sprott debt facility. As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.

In January 2025, the Company issued 7,119,049 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended December 31, 2024.

15. Related party transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
Consulting fees & wages	$300,842	$353,417	$557,717	$827,610

At June 30, 2025 and June 30, 2024, $98,545 and $88,796 respectively is owed to key management personnel with all amounts included in accounts payable and accrued liabilities due to cash preservation efforts.

Sprott Transactions

In January 2025, the Company drew $11,000,000 on the Sprott debt facility. As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.

In January 2025, the Company issued 7,119,049 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended December 31, 2024.

On June 5, 2025, the following transactions occurred:

Equity Raise Participation

Sprott Streaming acquired 10,000,000 Units in the Brokered Offering. at a price of C$0.15 per Unit (the “Offering Price”). Each Unit issued under the Equity Offerings consisted of one share of our common stock and one-half of one share of common stock purchase warrant (a “Warrant”). Each whole Warrant will be exercisable to acquire one additional share of our common stock (a “Warrant Share”) at a price of C$0.25 per Warrant Share for a period of three years following the date of issuance, subject to customary adjustments.

Stream Conversion

On June 5, 2025, the existing metals purchase agreement (the “Metals Purchase Agreement”) dated June 23, 2023, by and among us, Silver Valley, and Sprott Streaming, pursuant to which Sprott Streaming previously advanced a $46,000,000 deposit to Silver Valley, was terminated and exchanged (the “Exchange Agreement”) for (i) 200,000,000 shares of our common stock; (ii) senior secured Series 3 convertible debentures in the aggregate principal amount of $4,000,000 and with a maturity date of June 5, 2030 (the “Series 3 CDs”); and (iii) an additional 1.65% life-of-mine gross revenue royalty (the “New Royalty”) on primary and secondary claims comprising the Bunker Hill Mine.

Sprott Streaming Debt Settlements

On June 5, 2025, we and Silver Valley entered into the debt settlement agreements with Sprott Streaming (collectively, the “Sprott Debt Settlement Agreements”), pursuant to which an aggregate of 63,690,476 shares of our common stock were issued to Sprott Streaming at the Offering Price in full satisfaction of (i) $487,500 of unpaid interest under the secured convertible debentures held by Sprott Streaming, and (ii) $6,200,000, consisting of the principal amount of $6,000,000 previously advanced to us under the Debt Facility, together with an aggregate of $200,000 of interest accrued thereon.

Teck Transactions

On March 21, 2025, the Company closed an unsecured promissory note for an aggregate principal amount of up to $3,400,000 (the “Note”). The Note interest rate was set at 12% per annum, with such interest being capitalized and added to the principal amount outstanding under the Note monthly. The Note was available in multiple advances at the discretion of Teck and is payable on demand from Teck. On March 21, 2025, the Company received $763,000 in advance from Teck. On March 25, 2025, the Company received $2,325,000 advance from Teck. On April 7, 2025, the Company received $312,000 advance from Teck. On May 21, 2025, the Note was amended to increase the aggregate principal amount to $4,400,000, concurrently $1,000,000 was advanced from Teck under the Note. On June 6, 2025, the Company repaid principal and accrued interest on the full balance of the unsecured Note.

On June 5, 2025, the Company closed a non-brokered private placement (the “Non-Brokered Offering”) with Teck Resources Limited for 195,294,655 Units at a price of US$0.105 per Unit for aggregate gross proceeds to the Corporation of US$20,505,938.77. Each Unit issued under the Equity Offerings consisted of one share of our common stock and one-half of one share of common stock purchase warrant (a “Warrant”). Each whole Warrant will be exercisable to acquire one additional share of our common stock (a “Warrant Share”) at a price of C$0.25 per Warrant Share for a period of three years following the date of issuance, subject to customary adjustments.

18. Related party transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Consulting fees, wages and bonus	$1,400,278	$1,104,075

At December 31, 2024 and December 31, 2023, $24,658 and $67,800, respectively, is owed to key management personnel with all amounts included in accounts payable and accrued liabilities.

(i) During the year ended December 31, 2024, Richard Williams (Director and Executive Chairman) billed $412,152 (year ended December 31, 2023 - $286,253) for wages and bonus payment for services to the Company. At December 31, 2024, $nil is owed to Richard Williams (December 31, 2023 - $67,800) for consulting services, with all amounts included in accounts payable and accrued liabilities.

During the year ended December 31, 2024, 2,556,566 RSUs were issued to Richard Williams which will vest in one third increments on March 31, 2025, March 31, 2026, and March 31, 2027. The vesting of these RSUs resulted in stock-based compensation of $102,198 for the year ended December 31, 2024.

During the year ended December 31, 2023, 1,588,800 RSUs were issued to Richard Williams which will vest in one third increments on March 31, 2024, March 31, 2025, and March 31, 2026. The vesting of these RSUs resulted in stock-based compensation of $103,688 for the year ended December 31, 2023.

During the year ended December 31, 2023, 894,199 RSUs were issued to Richard Williams which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $157,765 for the year ended December 31, 2023.

(ii) During the year ended December 31, 2024, the Company incurred $454,296 in payroll expense and bonus payment for Sam Ash (CEO) (year ended December 31, 2023 - $318,924) for services to the Company. At December 31, 2023, $nil (December 31, 202 - $nil) is payable and included in accrued liabilities.

During the year ended December 31, 2024, 2,876,137 RSUs were issued to Sam Ash which will vest in one third increments on March 31, 2025, March 31, 2026, and March 31, 2027. The vesting of these RSUs resulted in stock-based compensation of $114,973 for the year ended December 31, 2024.

During the year ended December 31, 2023, 1,787,400 RSUs were issued to Sam Ash which will vest in one third increments on March 31, 2024, March 31, 2025, and March 31, 2026. The vesting of these RSUs resulted in stock-based compensation of $116,649 for the year ended December 31, 2023.

During the year ended December 31, 2023, 945,841 RSUs were issued to Sam Ash which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $166,876 for the year ended December 31, 2023.

(iii) During the year ended December 31, 2024, Gerbrand van Heerden billed $362,000 (year ended December 31, 2023, $132,000) for wages and bonus payment for services to the Company. At December 31, 2024, $nil (year ended December 31, 2023, $nil) is payable, including reimbursable expenses, and included in accrued liabilities.

During the year ended December 31, 2024, 672,450 RSUs were issued to Gerbrand van Heerden which vested on January 26, 2025. The vesting of these RSUs resulted in stock-based compensation of $46,448 for the year ended December 31, 2024.

During the year ended December 31, 2024, 504,034 RSUs were issued to Gerbrand van Heerden which will vest in one third increments on March 31, 2025, March 31, 2026, and March 31, 2027. The vesting of these RSUs resulted in stock-based compensation of $20,149 for the year ended December 31, 2024.

(iv) During the year ended December 31, 2024, the Company incurred $nil in payroll expense and bonus payment for David Wiens (Former CFO) (year ended December 31, 2023, $246,673) for services to the Company.

During the year ended December 31, 2023, 1,456,400 RSUs were issued to David Wiens which will vest in one third increments on March 31, 2024, March 31, 2025, and March 31, 2026. The vesting of these RSUs resulted in stock-based compensation of $nil for the year ended December 31, 2023.

During the year ended December 31, 2023, 902,365 RSUs were issued to David Wiens which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $159,206 for the year ended December 31, 2023.

(v) During the year ended December 31, 2024, Pam Saxton (Director) billed $41,299 (year ended December 31, 2023 - $34,832) for consulting services to the Company. On April 1, 2024, the Company issued 476,960 DSU’s to Pam Saxton which vested immediately. On July 4, 2023, the Company issued 431,739 DSU’s to Pam Saxton which vested immediately.

(vi) During the year ended December 31, 2024, Cassandra Joseph (Director) billed $21,178 (year ended December 31, 2022 - $34,832) for consulting services to the Company. On April 1, 2024, the Company issued 620,048 DSU’s to Cassandra Joseph which vested immediately. On July 4, 2023, the Company issued 431,739 DSU’s to Cassandra Joseph which vested immediately. In October 2024 the Company settled 1,051,787 DSUs by issuing 750,000 shares of common stock at C$0.16 a share and cash payment $46,304 to Cassandra Joseph.

(vii) During the year ended December 31, 2024, the Company incurred $34,185 in director fees for Mark Cruise (year ended December 31, 2023 - $31,240). At December 31, 2024, $2,933 is owed to Mark Cruise (December 31, 2023 - $nil) for consulting services. On April 1, 2024, the Company issued 476,960 DSU’s to Mark Cruise which vested immediately. On July 4, 2023, the Company issued 374,174 DSU’s to Mark Cruise which vested immediately.

(viii) During the year ended December 31, 2024, Paul Smith (Director) billed $43,009 (year ended December 31, 2023 - $19,322) for consulting services to the Company. On April 1, 2024, the Company issued 476,960 DSU’s to Paul Smith which vested immediately. On July 5, 2023, the Company issued 245,454 DSU’s to Paul Smith which vest on July 5, 2024.

(ix) During the year ended December 31, 2024, Dickson Hall (Director) billed $43,448 (year ended December 31, 2023 - $nil) for consulting services to the Company. At December 31, 2024, $21,725 is owed to Dickson Hall (December 31, 2023 - $nil) for consulting services. On April 1, 2024, the Company issued 476,960 DSU’s to Dickson Hall which vested immediately. On July 4, 2023, the Company issued 374,174 DSU’s to Dickson Hall which vested immediately.

x) During the year ended December 31, 2024, Kelli Kast (Director) billed $9,875 (year ended December 31, 2023 - $nil) for consulting services to the Company. On October 1, 2024, the Company issued 337,475 DSU’s to Kelli Kast which vested on October 1, 2025.

Sprott Transactions

In August 2024, the Company and Sprott agreed to amend the maturity date of CD1 from March 31, 2026, to March 31, 2028, and CD2 from March 31, 2026, to March 31, 2029, and that CD1 and CD2 would remain outstanding until the new maturity dates unless the Company elects to exercise its option of early repayment.

In December 2024, the Company drew $10,000,000 on the debt facility. As consideration for Sprott advancing the debt facility the Company granted a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.

In June 2023, all conditions were met for the closing of the Stream, and $46,000,000 was advanced to the Company.

Concurrent with the funding of the stream in June 2023, the Company repaid the outstanding principal and interest on the Bridge Loan.

Concurrent with the funding of the stream in June 2023, the Company closed a $21,000,000 debt facility with Sprott which is available for draw at the Company’s election for a period of 2 years.

Concurrent with the funding of the Stream in June 2023, the Company and Sprott agreed to amend the maturity date of CD1 from March 31, 2025, to March 31, 2026, and CD2 from 3 quarterly payments of $2,000,000 each beginning June 30, 2024, and $9,000,000 on March 31, 2025, to payment in full on March 31, 2026.